Form N-1A Supplement	Oct. 15, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
T-REX 2X Long FIG Daily Target ETF (FIGO)
T-REX 2X Long SBET Daily Target ETF (SBTU)

Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” collectively, the "Funds")
Each a series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus,
dated October 15, 2025, as supplemented from time to time